PHOENIX-ABERDEEN SERIES FUND
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                               November 28, 2001.

                  PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                                October 30, 2001.

                           PHOENIX EQUITY SERIES FUND
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                               December 31, 2001.

                           PHOENIX INVESTMENT TRUST 97
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                               December 31, 2001.

                              PHOENIX-SENECA FUNDS
  Supplement dated October 8, 2002 to Statement of Additional Information dated
                                January 29, 2002.

         Under the heading "Management of the Fund," the listing for James M. Oates found in the "Trustees and Officers" table is amended by placing a double asterisk (**) in front of his name so that the first line of his biography would read as follows:

         **James M. Oates (55)

         Additionally, under the heading "Management of the Fund," the biographical information for James M. Oates found in the "Trustees and Officers" table is replaced in its entirety with the following:

         Chairman, IBEX Capital Markets Inc. (financial services) (1997-present). Managing Director, Wydown Group (consulting firm) (1994-present). Director, Investors Financial Service Corporation (1995-present), Investors Bank & Trust Corporation (1995-present), Plymouth Rubber Co. (1995-present), Stifel Financial (1996-present), Connecticut River Bancorp (1998-present), Connecticut River Bank (1998-present), 1Mind, Inc. (1999-present) and 1Mind.com (2000-present). Director and Treasurer, Endowment for Health, Inc. (2000-present). Chairman, Emerson Investment Management, Inc. (2000-present). Member, Chief Executives Organization (1996-present). Vice Chairman, Massachusetts Housing Partnership (1998-1999). Director, Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds (1991-2000) and Command Systems, Inc. (1998-2000). Director, Phoenix Investment Partners, Ltd. (1995-2001).


         Additionally, under the heading "Management of the Fund," after the "Trustees and Officers" table, the following disclosure is inserted following the single-asterisked paragraph:

         **For purely prophylactic reasons, Management has elected to treat Mr. Oates as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates. Management reserves the right to reassess Mr. Oates' status as circumstances warrant.


PXP 1741 (10/02)/Oates